INCOME TAX - Income taxes payable (Details) - CAD ($)	3 Months Ended		15 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
INCOME TAX
Balance at September 30, 2024		$ (1,547,686)	$ (1,547,686)
Income tax expense		$ 1,163,013	(49,347)
Payments			1,597,033
Income tax recoverable			1,600,000
Balance as of September 30, 2025 and December 31, 2025	$ 1,600,000		$ 1,600,000